Related Party Transactions - Compensation to Key Management (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Related Party Transactions
Management and director fees	$ 477	$ 490
Share-based compensation	1,173	1,755
Total	$ 1,650	$ 2,245